Taxes on Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes on Income [Textual]
Corporate tax rate	25.00%
Loss carry forward	$ 33,000
Accumulated capital losses	23,600
Net change in valuation allowance	159
Uncertain tax positions	$ 56	$ 77
Israeli [Member]
Taxes on Income [Textual]
Corporate tax rate	26.50%	26.50%	25.00%